Share Capital - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017 CAD yr	Dec. 31, 2016 CAD yr
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Volatility in the price of the Company's shares	24.13%	23.73%
Risk-free interest rate	0.81%	0.76%
Expected hold period to exercise (years) | yr	3.50	3.50
Dividend yield	1.575%	1.37%
Exercise price | CAD	CAD 31.75	CAD 32.83